Supplement Dated September 3, 2021

To The Prospectus Dated April 26, 2021

JNL® Series Trust

Please note that the changes may impact your variable annuity and/or variable life product(s).

Unless otherwise noted, all changes are effective immediately.

Effective September 2, 2021, the section entitled, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” subsection, “Global Macro Strategies,” for the JNL Multi-Manager Alternative Fund, after the second paragraph please add the following:

The Fund may invest in derivatives transactions such as options, futures contracts or swap agreements, including credit default swaps. The Fund’s derivative exposure will vary from time to time depending upon market conditions, inflows and outflows of investments in the Fund and other factors considered by the Sub-Advisers from time to time.

Effective September 2, 2021, in the section entitled, “Summary Overview of Each Fund,” under “Principal Risks of Investing in the Fund,” for the JNL Multi-Manager Alternative Fund, after the last bullet paragraph please add the following:

●	Swaps risk – Swap agreements are subject to the risks of derivatives, including risk that the party with whom the Fund has entered into the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to pay the other party to the agreement. Swap agreements historically have been OTC, two-party contracts entered into primarily by institutional investors for periods typically ranging from a few weeks to more than one year. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. There are various types of swaps, including but not limited to, total return swaps, credit default swaps and interest rate swaps; all of these and other swaps are derivatives and as such, each is subject to the general risks relating to derivatives described herein. The Dodd–Frank Act mandates a new regulatory framework for trading swaps in the United States. Standardized swaps will be required to be executed on or subject to the rules of designated contract markets or swap execution facilities and cleared by a central counterparty, a derivatives clearing organization (“DCO”). Central clearing is intended to reduce the risk of default by the counterparty. However, central clearing may increase the costs of swap transactions by requiring the posting of initial and variation margin. There may also be risks introduced of a possible default by the DCO or by a clearing member or futures commission merchant through which a swap is submitted for clearing. The regulations to implement the Dodd-Frank Act are still being developed so there may be further changes to the system intended to safeguard the collateral of parties to swaps.

In the section entitled, “Summary Overview of Each Fund,” under “Principal Risks of Investing in the Fund,” for the JNL/Baillie Gifford U.S. Equity Growth Fund, after the last bullet paragraph please add the following:

●	Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.

Effective September 2, 2021, in the section entitled, “Summary Overview of Each Fund,” under “Portfolio Management,” for the JNL/BlackRock Global Allocation Fund, after “BlackRock Investment Management, LLC (“BlackRock”)” please add the following:

Sub-Sub-Adviser:
BlackRock Singapore Limited (“BSL”)

Effective July 1, 2021, in the section entitled, “Summary Overview of Each Fund,” under “Portfolio Management,” for the JNL/First Sentier Global Infrastructure Fund, please delete the Portfolio Managers table in the entirety and replace with the following:

Name:	Joined Fund Management Team In:	Title:
Andrew Greenup	August 2018	Deputy Head of Global Listed Infrastructure, First Sentier
Peter Meany	August 2018	Head of Global Listed Infrastructure, First Sentier
Edmund Leung	July 2021	Portfolio Manager, First Sentier

Effective September 2, 2021, in the section entitled, “Summary Overview of Each Fund,” under “Portfolio Management,” for the JNL/Franklin Templeton Growth Allocation Fund, please delete the sub-section entitled “Sub-Sub-Adviser” in its entirety and replace with the following:

Sub-Sub-Advisers:

ClearBridge Investments, LLC (“ClearBridge”)

Franklin Templeton Institutional, LLC (“FTI”)

Templeton Global Advisors Limited

Effective September 1, 2021, in the section entitled, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” for the JNL/Mellon Equity Income Fund, please delete the first paragraph in the entirety and replace with the following:

Principal Investment Strategies. Under normal market conditions, the Fund invests at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in equity securities. The Fund seeks to focus on dividend-paying stocks and other investments and investment techniques that provide income, including covered call strategies. Newton Investment Management North America, LLC, the Fund’s sub-adviser (the “Sub-Adviser”), chooses stocks through a disciplined investment process that combines computer modeling techniques, fundamental analysis, and risk management. The Fund will emphasize those stocks with value characteristics, although it also may purchase growth stocks. The Sub-Adviser’s investment process is designed to provide investors with investment exposure to sector weightings and risk characteristics generally similar to those of the S&P 500 Value Index.

Effective September 1, 2021, in the section entitled, “Summary Overview of Each Fund,” under “Portfolio Management,” for the JNL/Mellon Equity Income Fund, please delete the Sub-Adviser and Portfolio Manager table in the entirety and replace with the following:

Sub-Adviser:
Newton Investment Management North America, LLC

Portfolio Manager:

Name:	Joined Fund Management Team In:	Title:
John C. Bailer, CFA	March 2012	Executive Vice President, Senior Portfolio Manager, Newton

In the section entitled, “Summary Overview of Each Fund,” under “Principal Risks of Investing in the Fund,” for the JNL/Mellon Materials Sector Fund, after the last bullet paragraph please add the following:

●	Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.

Effective September 2, 2021, in the section entitled, “Additional Information About Each Fund,” under “Principal Investment Strategies,” subsection, “Global Macro Strategies,” for the JNL Multi-Manager Alternative Fund, after the fourth paragraph please add the following:

The Fund may invest in derivatives transactions such as options, futures contracts or swap agreements, including credit default swaps. The Fund’s derivative exposure will vary from time to time depending upon market conditions, inflows and outflows of investments in the Fund and other factors considered by the Sub-Advisers from time to time.

Effective September 2, 2021, in the section entitled, “Additional Information About Each Fund,” under “Principal Risks of Investing in the Fund,” for the JNL Multi-Manager Alternative Fund, after the last bullet please add the following:

●	Swaps risk

In the section entitled, “Additional Information About Each Fund,” under “Principal Risks of Investing in the Fund,” for the JNL/Baillie Gifford U.S. Equity Growth Fund, after the last bullet paragraph please add the following:

●	Foreign securities risk

Effective September 2, 2021, in the section entitled, “Additional Information About Each Fund,” under “The Sub-Adviser and Portfolio Management,” for the JNL/BlackRock Global Allocation Fund, please add the following after the first paragraph:

The sub-sub-adviser to the Fund is BlackRock Singapore Limited (“BSL”), 20 Anson Road #18-01, Singapore, 079912.

Effective July 1, 2021, in the section entitled, “Additional Information About the Funds,” under “The Sub-Adviser and Portfolio Management,” for the JNL/First Sentier Global Infrastructure Fund, please add the following after the first paragraph:

Edmund Leung is a Portfolio Manager for the Global Listed Infrastructure team at First Sentier. He is one of the portfolio managers responsible for the day-to-day management of the Fund, and of a number of other listed infrastructure portfolios on behalf of institutional and wholesale clients. Mr. Leung is also responsible for research coverage of toll roads and towers. He brings specialist investment experience to the role, having previously covered rail, ports, airports, satellites and utilities for the Global Listed Infrastructure team. Mr. Leung joined First Sentier in January 2007. His investment experience over this time includes smaller companies analysis with the Asia Pacific/Global Emerging Markets team in Hong Kong and credit analysis for a number of sectors with the Global Fixed Interest and Credit team.

Prior to joining First Sentier, Mr. Leung was an Actuarial Analyst at Aviva Australia conducting financial modelling and analysis of wealth management products. He holds a Bachelor of Commerce (Hons) from the University of Melbourne and is a Chartered Financial Analyst (CFA) charterholder.

Effective September 2, 2021, in the section entitled, “Additional Information About Each Fund,” under “The Sub-Adviser and Portfolio Management,” for the JNL/Franklin Templeton Growth Allocation Fund, please delete the third paragraph in its entirety and replace with the following:

The sub-sub-advisers to the Fund are ClearBridge Investments, LLC (“ClearBridge”), located at 620 Eighth Avenue, New York, New York 10018, Franklin Templeton Institutional, LLC (“FTI”), located at 600 Fifth Avenue, New York, New York 10020 and Templeton Global Advisors Limited (“Global Advisors Limited”), located at Lyford Cay, Nassau, Bahamas.

Effective September 1, 2021, in the section entitled, “Additional Information About Each Fund,” under “Principal Investment Strategies,” for the JNL/Mellon Equity Income Fund, please delete the first paragraph in the entirety and replace with the following:

Principal Investment Strategies. Under normal market conditions the Fund invests at least 80% of its assets (net assets plus the amount of any borrowings for made investment purposes) in equity securities. The Fund seeks to focus on dividend-paying stocks and other investments and investment techniques that provide income, including covered call strategies. Newton Investment Management North America, LLC, the Fund’s sub-adviser (the “Sub-Adviser”), chooses stocks through a disciplined investment process that combines computer modeling techniques, fundamental analysis, and risk management. The Fund will emphasize those stocks with value characteristics, although it may also purchase growth stocks. The Sub-Adviser’s investment process is designed to provide investors with investment exposure to sector weightings and risk characteristics generally similar to those of the S&P 500 Value Index. The S&P 500 Value Index is a market-capitalization-weighted index developed by Standard and Poor’s consisting of those stocks within the S&P 500 Index that exhibit strong value characteristics. The Fund’s equity investments may include common stocks, preferred stocks, convertible securities, and American Depositary Receipts (“ADRs”), including those purchased in initial public offerings. The Fund may also invest in fixed income securities and money market instruments.

Effective September 1, 2021, in the section entitled, “Additional Information About Each Fund,” under “The Sub-Adviser and Portfolio Management,” for the JNL/Mellon Equity Income Fund, please delete the first through fourth paragraphs in the entirety and replace with the following:

The Sub-Adviser and Portfolio Management. Newton Investment Management North America, LLC (“Newton”) is a corporation organized under the laws of the State of Delaware and is an indirect subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon Corp.”). Newton is headquartered at BNY Mellon Center, One Boston Place, Boston, Massachusetts 02108.

Newton supervises and manages the investment portfolio of the Fund and directs the purchase and sale of the Fund’s investment securities. Newton utilizes teams of investment professionals acting together to manage the assets of the Fund. The team meets regularly to review portfolio holdings and to discuss purchase and sale activity. The teams adjust holdings in the portfolio as they deem appropriate in the pursuit of the Fund’s investment objectives.

The portfolio manager of the Sub-Adviser responsible for the oversight of the Fund Mr. John C. Bailer, CFA. Information regarding the portfolio manager of the Fund is set forth below.

Mr. Bailer is the lead portfolio manager for the dividend-focused Large Cap Value strategies. In this role, he was responsible for creating our Income Stock strategy to meet demand from clients seeking attractively valued higher dividend income while not sacrificing dividend growth. Prior to joining Newton in September 2021, Mr. Bailer held the same roles with an affiliate, Mellon Investments Corporation, where he also served as the chair of the Proxy Voting Committee. He has managed the team’s dividend strategies since 2005 and is the lead portfolio manager for the Equity Income strategy which emphasizes dividend growth stocks. He is also a senior research analyst on the Dynamic Large Cap Value strategy, responsible for the Consumer, Technology and Communication Services sectors.

In the section entitled, “Additional Information About Each Fund,” under “Principal Risks of Investing in the Fund,” for the JNL/Mellon Materials Sector Fund, after the last bullet paragraph please add the following:

●	Foreign securities risk

This Supplement is dated September 3, 2021.

Supplement Dated September 3, 2021

To The Statement of Additional Information

Dated April 26, 2021

JNL® Series Trust

Please note that the changes may impact your variable annuity and variable life product(s).

Unless otherwise noted, all changes are effective immediately.

Please delete all references to Cooke & Bieler L.P. and replace with Cooke & Bieler, L.P.

Effective September 1, 2021, in the section entitled, “Investment Adviser, Sub-Advisers and Other Service Providers,” under “Investment Sub-Advisers and Portfolio Managers,” subsection, “Mellon Investments Corporation,” please delete all references to and information for JNL/Mellon Equity Income Fund.

Effective September 2, 2021, on page 184, in the section entitled, “Investment Adviser, Sub-Advisers and Other Service Providers,” under “Investment Sub-Advisers and Portfolio Managers,” immediately prior to the heading “Boston Partners Global Investors, Inc. (“Boston Partners”),” please add the following:

BlackRock (Singapore) Limited (“BSL”)

BSL, located at 20 Anson Road #18-01, Singapore, 079912 serves as a sub-sub-adviser to the JNL/BlackRock Global Allocation Fund. BSL is a wholly owned indirect subsidiary of BlackRock, Inc. (“BlackRock”).

Effective September 2, 2021, on page 190, in the section entitled, “Investment Adviser, Sub-Advisers and Other Service Providers,” under “Investment Sub-Advisers and Portfolio Managers,” please delete the first paragraph under the heading “ClearBridge Investments, LLC,” and replace with the following:

ClearBridge Investments, LLC (“ClearBridge”), a wholly owned indirect subsidiary of Franklin Resources, Inc., located at 620 8th Avenue; New York, NY 10018 serves as sub-adviser to JNL/ClearBridge Large Cap Growth Fund, co-sub-adviser to the JNL Multi-Manager Mid Cap Fund, and a sub-sub-adviser to the JNL/Franklin Templeton Growth Allocation Fund. ClearBridge is a wholly owned subsidiary of Legg Mason, Inc. Legg Mason is a wholly owned subsidiary of Franklin Resources, Inc., which is a publicly traded company (BEN) that, through its subsidiaries, engages in the business of investment management on an international basis.

Effective July 1, 2021, on page 208, in the section entitled, “Investment Adviser, Sub-Advisers and Other Service Providers,” under “Investment Sub-Advisers and Portfolio Managers,” for First Sentier Investors (Australia) Ltd, subsection “Other Accounts Managed by the Portfolio Managers and Potential Conflicts of Interest,” please delete the table in the entirety and replace with the following, which reflects information as of June 30, 2021:

				Performance Fee Accounts
Portfolio Manager	Category of Account	# of Accounts	AUM	# of Accounts	AUM
Peter Meany	Other Registered Investment Companies	2	$530 million	0	$0
	Other Pooled Vehicles	13	$6.68 billion	0	$0
	Other Accounts	5	$478 million	1	$50 million

Andrew Greenup	Other Registered Investment Companies	3	$535 million	0	$0
	Other Pooled Vehicles	11	$6.62 billion	0	$0
	Other Accounts	5	$478 million	1	$50 million

Edmund Leung	Other Registered Investment Companies	2	$530 million	0	$0
	Other Pooled Vehicles	8	$6.18 billion	0	$0
	Other Accounts	3	$217 million	0	$0

1

Effective July 1, 2021, on page 209, in the section entitled, “Investment Adviser, Sub-Advisers and Other Service Providers,” under “Investment Sub-Advisers and Portfolio Managers,” First Sentier Investors (Australia) Ltd, subsection “Security Ownership of Portfolio Managers for the JNL/First Sentier Global Infrastructure Fund as of June 30, 2021,” please delete the table in the entirety and replace with the following:

Security Ownership of Portfolio Managers	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Peter Meany	X
Andrew Greenup	X
Edmund Leung

Effective September 1, 2021, on page 244, in the section entitled, “Investment Adviser, Sub-Advisers and Other Service Providers,” under “Investment Sub-Advisers and Portfolio Managers,” for Mellon Investments Corporation, please delete the first and second paragraphs in the entirety and replace with the following:

Mellon Investments Corporation (“Mellon”) is a corporation organized under the laws of the State of Delaware and is an indirect subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”).  BNY Mellon is a publicly traded financial holding company. Mellon is headquartered at BNY Mellon Center, One Boston Place, Boston, Massachusetts 02108.

Mellon serves as Sub-Adviser to the JNL iShares Tactical Moderate Fund, JNL iShares Tactical Moderate Growth Fund, JNL iShares Tactical Growth Fund, JNL/Mellon Equity Income Fund, JNL/Mellon MSCI KLD 400 Social Index Fund, JNL Emerging Markets Index Fund, JNL/Mellon S&P 500 Index Fund, JNL Mid Cap Index Fund, JNL Small Cap Index Fund, JNL International Index Fund, JNL Bond Index Fund, JNL/Mellon U.S. Stock Market Index Fund, JNL/Mellon DowSM Index Fund, JNL/Mellon World Index Fund, JNL/Mellon Nasdaq® 100 Index Fund, JNL/Mellon Communication Services Sector Fund, JNL/Mellon Consumer Discretionary Sector Fund, JNL/Mellon Consumer Staples Sector Fund, JNL/Mellon Energy Sector Fund, JNL/Mellon Financial Sector Fund, JNL/Mellon Healthcare Sector Fund, JNL/Mellon Industrials Sector Fund, JNL/Mellon Information Technology Sector Fund, JNL/Mellon Materials Sector Fund, JNL/Mellon Real Estate Sector Fund, JNL S&P 500 Index Fund, JNL/Mellon Utilities Sector Fund, JNL/Morningstar PitchBook Listed Private Equity Index Fund, JNL/Morningstar Wide Moat Index Fund, JNL/RAFI® Fundamental U.S. Small Cap Fund, JNL/RAFI® Multi-Factor U.S. Equity Fund, JNL/Vanguard Growth ETF Allocation Fund, JNL/Vanguard Moderate ETF Allocation Fund, and JNL/Vanguard Moderate Growth ETF Allocation Fund. Mellon also serves as co-Sub-Adviser to the JNL/Goldman Sachs 4 Fund. Mellon is a wholly owned indirect subsidiary of The Bank of New York Mellon Corporation, a publicly traded financial holding company.

Effective September 1, 2021, on page 247, in the section entitled, “Investment Adviser, Sub-Advisers and Other Service Providers,” under “Investment Sub-Advisers and Portfolio Managers,” subsection, “Conflicts of Interest,” for Mellon Investments Corporation, please delete the first paragraph in the entirety and replace with the following:

It is the policy of Mellon to make business decisions free from conflicting outside influences. Mellon’s objective is to recognize potential conflicts of interest and work to eliminate or control and disclose such conflicts as they are identified. Mellon’s business decisions are based on its duty to its clients, and not driven by any personal interest or gain. As an asset manager operating in a number of different jurisdictions with a diverse client base in a variety of strategies, conflicts of interest are inherent. Furthermore, as an indirect subsidiary of BNY Mellon , potential conflicts may also arise between Mellon and other BNY Mellon companies.

2

Effective September 1, 2021, on page 251, in the section entitled, “Investment Adviser, Sub-Advisers and Other Service Providers,” under “Investment Sub-Advisers and Portfolio Managers,” immediately prior to the heading “Nuance Investments, LLC,” please add the following:

Newton Investment Management North America, LLC

Newton Investment Management North America, LLC (“Newton”) is located at BNY Mellon Center, One Boston Place, Boston, Massachusetts 02108, and serves as Sub-Adviser to the JNL/Mellon Equity Income Fund. Newton is a corporation organized under the laws of the State of Delaware and is a wholly owned indirect subsidiary of BNY Mellon.  BNY Mellon is a publicly traded financial holding company.

Portfolio Manager Compensation Structure

Newton’s rewards program is designed to be market-competitive and align Newton’s compensation with the goals of our clients. This alignment is achieved through an emphasis on deferred awards, which incentivizes Newton’s investment personnel to focus on long-term alpha generation.

Newton’s incentive model is designed to compensate for quantitative and qualitative objectives achieved during the performance year. An individual’s final annual incentive award is tied to the Newton’s overall performance, the team’s investment performance, as well as individual performance.

Awards are paid in cash on an annual basis; however, some portfolio managers may receive a portion of their annual incentive award in deferred vehicles. Annual incentive as a percentage of fixed pay varies with the profitability of the firm and the product team.

The following factors encompass Newton’s investment professional rewards program.

●	Base salary
●	Annual cash incentive
●	Long-Term Incentive Plan
●	Deferred cash for investment
●	BNY Mellon restricted stock units

Awards for selected senior portfolio managers are based on a two-stage model: an opportunity range based on the current level of business and an assessment of long-term business value. A significant portion of the opportunity awarded is structured and based upon the performance of the portfolio manager’s accounts relative to the performance of appropriate peers, with longer-term performance more heavily weighted.

Other Accounts Managed by the Portfolio Managers and Potential Conflicts of Interest

The following table reflects information as of June 30, 2021:

JNL/Mellon Equity Income Fund

				Performance Fee Accounts
Portfolio Manager	Category of Account	# of Accounts	AUM	# of Accounts	AUM
John C. Bailer	Other Registered Investment Companies	4	$1.66 billion	0	$0
	Other Pooled Vehicles	0	0	0	$0
	Other Accounts	15	$2.48 billion	2	$34.45 million

Conflicts of Interest

It is the policy of Newton to make business decisions free from conflicting outside influences. Newton’s objective is to recognize potential conflicts of interest and work to eliminate or control and disclose such conflicts as they are identified. Newton’s business decisions are based on its duty to its clients, and not driven by any personal interest or gain. As an asset manager operating in a number of different jurisdictions with a diverse client base in a variety of strategies, conflicts of interest are inherent. Furthermore, as an indirect subsidiary of BNY Mellon, potential conflicts may also arise between Newton and other BNY Mellon companies.

3

Newton will take steps to provide reasonable assurance that no client or group of clients is advantaged at the expense of any other client. As such, Newton has adopted a Code of Ethics (the “Code”) and compliance policy manual to address such conflicts. These potential and inherent conflicts include but are not limited to: the allocation of investment opportunities, side by side management, execution of portfolio transactions, brokerage conflicts, compensation conflicts, related party arrangements, personal interests, and other investment and operational conflicts of interest. Newton’s compliance policies are designed to ensure that all client accounts are treated equitably over time. Additionally, Newton has structured compensation of investment personnel to reasonably safeguard client accounts from being adversely impacted by any potential or related conflicts.

All material conflicts of interest are presented in greater detail within Part 2A of Newton’s Form ADV.

Security Ownership of Portfolio Manager for the JNL/Mellon Equity Income Fund as of June 30, 2021

Security Ownership of Portfolio Manager	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
John C. Bailer	X

This Supplement is dated September 3, 2021.

(To be used with V3180 04/21 and V3180PROXY 04/21.)

4